Income Taxes (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2017
Income Taxes (Textual)
Effective tax rate		0.00%	0.00%
Corporate income tax rate, description	Corporate income taxation, including, but not limited to, the reduction of the corporate income tax rate from a top marginal rate of 35% to a flat rate of 21%, limitation of the tax deduction for interest expense to 30% of earnings (except for certain small businesses), limitation of the deduction for net operating losses to 80% of current year taxable income and generally eliminating net operating loss carrybacks, allowing net operating losses to carryforward without expiration, one-time taxation of offshore earnings at reduced rates regardless of whether they are repatriated, elimination of U.S. tax on foreign earnings (subject to certain important exceptions), immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits (including changes to the deductibility of research and experimental expenditures that will be effective in the future). Notwithstanding the reduction in the corporate income tax rate, the overall impact of the new federal tax law is uncertain, including to what extent various states will conform to the newly enacted federal tax law.
Reduction in net gross deferred tax assets	$ 420,000
Gross deferred tax assets			$ 1,105,877	$ 2,115,268	$ 1,105,877
Valuation allowance			(1,105,877)	(2,115,268)	(1,105,877)
Federal net operating loss carryforwards			3,032,000	6,393,000	3,032,000
Federal research credit carryforwads			36,000	83,000	36,000
State net operating loss carryforwards			3,032,000	6,393,000	3,032,000
State research credit carryforwards			$ 27,000	$ 57,000	$ 27,000
Valuation allowance, description					The deferred tax asset for the convertible notes and the valuation allowance at December 31, 2017 were misstated by $452,845 and have both been revised in the preceding table. The effects of this revision also impacted the effective tax rate reconciliation by increasing the warrant expense percent by 10.6%, decreasing the U.S. tax reform percent by 3.8% and decreasing the valuation allowance percent by 6.8% for the year ended December 31, 2017.
State and Local Jurisdiction [Member]
Income Taxes (Textual)
Operating loss carryforwards, expiration date				Dec. 31, 2031
Research credit carryforwards, expiration dat				Dec. 31, 2032
Domestic Tax Authority [Member]
Income Taxes (Textual)
Operating loss carryforwards, expiration date				Dec. 31, 2036
Research credit carryforwards, expiration dat				Dec. 31, 2036